Fair Value Measurement (Summary Of Changes In Level 3 Fair Value Measurements) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Risk Managment [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance, Beginning of Year	$ (12)	$ 18
Total gains (losses)	3	(18)
Settlements	2	(12)
Balance, End of Year	(7)	(12)
Change in unrealized gains (losses) related to assets and liabilities held at end of period	(2)	(21)
Share Units Resulting From Split Transaction [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance, Beginning of Year	(36)	(83)
Total gains (losses)	16	4
Settlements	12	43
Balance, End of Year	(8)	(36)
Change in unrealized gains (losses) related to assets and liabilities held at end of period	$ 20	$ (7)